The following tables show the Company’s cash equivalents and available-for-sale securities’ amortized cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category (Details) - USD ($)
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 18,166,000	$ 18,387,000	$ 18,462,000
Fair Value	18,166,000	18,393,000	18,461,000
Cash Equivalents	11,564,000	9,424,000	8,761,000
Gross Unrealized Gains	2,000	7,000
Gross Unrealized Losses	(2,000)	(1,000)	(1,000)
Short-term Investments	1,705,035	2,759,024	9,449,650
Long-term Investments	4,897,000	6,210,000	250,000
Cash and Cash Equivalents [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	11,564,000	9,424,000	8,761,000
Fair Value	11,564,000	9,424,000	8,761,000
Cash Equivalents	11,564,000	9,424,000	8,761,000
Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	11,564,000	9,424,000	8,761,000
Fair Value	11,564,000	9,424,000	8,761,000
Cash Equivalents	11,564,000	9,424,000	8,761,000
Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	6,602,000	8,963,000	9,701,000
Fair Value	6,602,000	8,969,000	9,700,000
Gross Unrealized Gains	2,000	7,000
Gross Unrealized Losses	(2,000)	(1,000)	(1,000)
Short-term Investments	1,705,000	2,759,000	9,450,000
Long-term Investments	4,897,000	6,210,000	250,000
Investments [Member] | Corporate Notes/Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	6,228,000	7,658,000	756,000
Fair Value	6,228,000	7,664,000	756,000
Gross Unrealized Gains	2,000	7,000
Gross Unrealized Losses	(2,000)	(1,000)
Short-term Investments	1,705,000	2,059,000	756,000
Long-term Investments	4,523,000	5,605,000
Investments [Member] | Convertible Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	374,000	605,000	250,000
Fair Value	374,000	605,000	250,000
Long-term Investments	$ 374,000	605,000	250,000
Investments [Member] | Commercial Paper [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		700,000	8,695,000
Fair Value		700,000	8,694,000
Gross Unrealized Losses			(1,000)
Short-term Investments		$ 700,000	$ 8,694,000